[Letterhead of Pacific Life]
CHARLENE GRANT
Assistant Vice President
Insurance Counsel
Law Department
Telephone (949) 219-7286
Fax (949) 219-6952
Charlene.Grant@pacificlife.com
February 13, 2009
Securities and Exchange Commission
100 “F” Street, N.E.
Washington, D.C. 20549-4644

Re:	Pacific Select Exec Separate Account of Pacific Life Insurance Company
Pacific Select Estate Preserver II Last Survivor Flexible Premium Life Insurance Policy
Pacific Select Estate Preserver IV Last Survivor Flexible Premium Life Insurance Policy
Post-Effective Amendment No. 32, File No. 333-20355
Dear Sir or Madam:
On behalf of the Pacific Life Insurance Company (“Pacific Life”) and the Pacific Select Exec Separate Account (“Separate Account”) of Pacific Life, attached is an electronic filing of Post-Effective Amendment No. 32 to the Separate Account’s Registration Statement on Form N-6. This Registration Statement relates to a variable life insurance policies designated as the Pacific Select Estate Preserver II Last Survivor Flexible Premium Variable Life Insurance Policy (“Select Estate Preserver II”) and Pacific Select Estate Preserver IV Last Survivor Flexible Premium Variable Life Insurance Policy (“Select Estate Preserver IV”) which are funded by the Separate Account.
This Post-Effective Amendment is being filed in reliance on Rule 485(a) under the 1933 Act, and pursuant to that rule, it shall become effective on May 1, 2009. No fees are required in connection with this filing.
The purpose of this Post-Effective Amendment is to reformat the prospectus and SAI documents. In the interest of streamlining prospectus and SAI disclosure and reducing paper pages sent to current Policy Owners, we have revised the prospectus and SAI disclosure to a combination format for the Select Estate Preserver II and Select Estate Preserver IV policies. The disclosure from Select Estate Preserver and Select Estate Preserver III, File No. 333-01713 has also been included. All of this disclosure is substantially the same with the exception of the fee tables and certain rates, which have been clearly notated throughout the proposed prospectus and SAI to indicate the differences among the policies.

Securities and Exchange Commission
February 13, 2009
Page Two
Other than the changes referenced herein, there are no material changes to the reformatted documents contained in this filing.
Please contact me with any questions or comments.
Sincerely,
/s/CHARLENE GRANT
Charlene Grant